INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Electronic components	$ 28,849	$ 32,753
Finished goods	21,930	20,390
Inventories	$ 50,779	$ 53,143